Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories
8.	INVENTORIES

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Medicine	6,385	12,255	2,024
Medical supplies	2,011	7,190	1,188
Low-value consumables	285	272	45

	8,681	19,717	3,257

The Group’s inventories are mainly derived from hospital business which are returnable if excess or slowing moving, therefore no inventory provision is required.